Financial Instruments - Disclosure of detailed information of classification and carrying values of Company's financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Fair Value Measurements [Line Items]
Unrealized gains on derivatives	$ 95	$ 0
Accounts payable and accrued liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	17,924	17,676
Derivative liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	168	49,591
Level 1 | Recurring fair value measurement | Derivative liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	0
Level 2 | Recurring fair value measurement | Derivative liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	168
Amortized cost | Accounts payable and accrued liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	14,080	15,294
Amortized cost | Derivative liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	0	49,591
FVTPL | Accounts payable and accrued liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	3,844	2,382
FVTPL | Derivative liabilities
Financial Instruments And Fair Value Measurements [Line Items]
Financial liabilities	168
Cash and cash equivalents
Financial Instruments And Fair Value Measurements [Line Items]
Total financial assets	85,964	50,761
Accounts receivable
Financial Instruments And Fair Value Measurements [Line Items]
Total financial assets	114	179
Amortized cost | Cash and cash equivalents
Financial Instruments And Fair Value Measurements [Line Items]
Total financial assets	85,964	50,761
Amortized cost | Accounts receivable
Financial Instruments And Fair Value Measurements [Line Items]
Total financial assets	$ 114	$ 179